Accounts Receivable, Net	12 Months Ended
Mar. 31, 2022
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Accounts Receivable, Net
13.	ACCOUNTS RECEIVABLE, NET

As at,	March 31, 2022	March 31, 2021
The carrying amount of:
Trade accounts receivable	$389.0	$259.3
Allowance for doubtful accounts	(2.4)	(1.8)
Governmental loan claims receivable
Federal Advanced Manufacturing Fund (“Federal AMF”) Loan	—	6.0
Federal Ministry of Industry, Strategic Innovation Fund (“Federal SIF”) Agreement	5.2	3.0
Canada Emergency Wage Subsidy receivable	—	0.5
Northern Industrial Electricity Rate program rebate receivable	2.8	2.6
Ontario Workplace Safety and Insurance Board New Experimental Experience Rating rebate receivable	—	1.5
Other accounts receivable	7.7	3.5

	$402.3	$274.6

Allowance for doubtful accounts

As at,	March 31, 2022	March 31, 2021

Opening balance	$(1.8)	$(0.7)
Remeasurement of loss allowance	(0.6)	(1.1)

Ending balance	$(2.4)	$(1.8)

Governmental loan claims receivable
As disclosed in Note 20, the Company has entered into agreements together with the governments of Canada and Ontario for which the Company has applied for reimbursement of costs incurred related to specifically identified projects.